Shareholder Report, Holdings (Details) - C000272942	Jun. 30, 2026
Kentucky, Public Energy Authority9373190
Holdings [Line Items]
Percent of Total Investments	5.10%
Main Street Natural Gas9373196
Holdings [Line Items]
Percent of Total Investments	5.10%
Southeast Energy Authority, A Cooperative District9373253
Holdings [Line Items]
Percent of Total Investments	5.10%
Kentucky, Public Energy Authority9373187
Holdings [Line Items]
Percent of Total Investments	5.10%
Energy Southeast, A Cooperative District9373176
Holdings [Line Items]
Percent of Total Investments	5.10%
Southeast Energy Authority, A Cooperative District9373257
Holdings [Line Items]
Percent of Total Investments	4.20%
Energy Northwest9373172
Holdings [Line Items]
Percent of Total Investments	3.50%
City of Houston, Hotel Occupancy Tax & Special Revenue9373180
Holdings [Line Items]
Percent of Total Investments	3.30%
Lee County, Industrial Development Authority9373193
Holdings [Line Items]
Percent of Total Investments	3.30%
New York City, Transitional Finance Authority Future Tax Secured Revenue9373222
Holdings [Line Items]
Percent of Total Investments	3.30%
Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	98.80%